Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at March 31, 2018 and December 31, 2017:

	Useful lives	2018	2017

Leasehold improvements	9-10 years	$3,355	$3,355
Office equipment	3-5 years	21,341	21,341
Other equipment	5 years	42,485	42,485

Property and equipment, at cost		67,181	67,181
Accumulated depreciation		(42,086)	(37,429)

Property and equipment, net of accumulated depreciation		$25,095	$29,752

For the three months ended March 31, 2018 and 2017, the Company recorded depreciation expense of $4,657 and $15,189 respectively.

NOTE 8 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at December 31, 2017 and 2016:

	Useful lives	2017	2016

Leasehold improvements	9-10 years	$3,355	$3,355
Office equipment	3-5 years	21,341	21,341
Other equipment	5 years	42,485	42,485

Property and equipment, at cost		67,181	67,181
Accumulated depreciation		(37,429)	(7,141)

Property and equipment, net of accumulated depreciation		$29,752	$60,040

For the year ended December 31, 2017 and 2016, the Company recorded depreciation expense of $30,288 and $7,141, respectively.